Formation of the Company and initial public offering (IPO) (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 16, 2012	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2013	Jun. 06, 2018	Oct. 15, 2015	Oct. 15, 2012	May 24, 2012	Apr. 02, 2012	Feb. 20, 2012
Disclosure of classes of share capital [line items]
Total share issue cost				$ 9,100,000
Number of shares issued					485,145
Amount of reduced from equity				7,300,000
Share issue costs as other expenses				$ 1,800,000
Amira Pure Foods Private Limited ("APFPL")
Disclosure of classes of share capital [line items]
Number of shares issued	53,102,500
Percentage of equity interests	80.40%
Percentage of ownership interests by non-controlling interests		19.60%	19.60%
Total amount of outstanding shares as per agreement	$ 77,000,100
Share premium
Disclosure of classes of share capital [line items]
Par value per share							$ 9.999
Mr. Karan A. Chanana, Chairman and Chief Executive Officer ANFI
Disclosure of classes of share capital [line items]
Percentage of ownership interests by non-controlling interests	19.60%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued		2,659,847	416,667	9,000,000		196.6	9,000,000		19,660,000	100
Par value per share						$ 1	$ 0.001	$ 0.001		$ 1